General and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2023
General And Administrative Expenses Tables [Line Items]
Disclosure Of General And Administrative Expense Tables Explanatory

For the year ended
USD m 31.12.23 31.12.22 31.12.21
Outsourcing costs 1,492 896 893
Technology costs 1,851 1,146 1,055
Consulting, legal and audit fees 1,619 592 540
Real estate and logistics costs 1,342 605 634
Market data services 684 419 417
Marketing and communication 408 265 242
Travel and entertainment 278 172 72
Litigation, regulatory and similar matters
1
809 348 911
Other 1,673
2
746 788
Total general and administrative expenses 10,156 5,189 5,553
1 Reflects the net increase, including

recoveries from third parties, in

provisions for litigation, regulatory and

similar matters recognized in the income statement.

Refer to Note 18 for more information.

2 Includes
USD 296 m attributable to setting up a provision related to onerous contracts.